Summary of Significant Accounting Policies - Schedule of Results of Operations and Changes in Cash and Cash Equivalents of VIEs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Revenues	$ 73,824	$ 89,569	$ 158,381
Net income/(loss)	(46,041)	(63,415)	5,207
Net cash used in operating activities	(21,738)	(2,038)	5,761
Net cash used in investing activities	(935)	(35,444)	(3,267)
Net cash generated from financing activities	735	26,685	1,528
VIEs
Variable Interest Entity [Line Items]
Revenues	30,979	55,014	82,054
Net income/(loss)	(16,244)	(3,528)	3,160
Net cash used in operating activities	(6,553)	(4,933)	(170)
Net cash used in investing activities	(178)	(1,196)	(2,697)
Net cash generated from financing activities	$ 5,290	$ 2,988	$ 3,726